Aircraft Sublease Receivables - Summary of Subleased Aircraft and the Amounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Aircraft sublease receivables	R$ 76,199	R$ 123,455
Aircraft sublease receivables	197,999	189,482
Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	327,072	372,490
Accrued interest	(52,874)	(59,553)
Net lease receivables	274,198	312,937
Aircraft sublease receivables	76,199	123,455
Aircraft sublease receivables	197,999	189,482
Aircraft | Past due
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	16,980	34,457
Aircraft | Year one
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	0	142,932
Aircraft | Year two
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	92,092	62,547
Aircraft | Year three
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	87,658	65,040
Aircraft | Year four
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	87,817	65,188
Aircraft | Year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	54,890	34,789
Aircraft | After year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	R$ 4,615	R$ 1,994